Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Loans held-for-sale measured at fair value	¥ 11,694,198	¥ 24,696,075